UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Technology - 31.4%
Communications Technology - 5.9%
Cisco Systems, Inc. (a)	1,952,300	$44,610,055
QUALCOMM, Inc.	1,498,200	62,040,462

		106,650,517

Computer Services Software & Systems - 7.9%
Google, Inc.-Class A (a)	217,760	116,745,491
Microsoft Corp.	635,100	17,611,323
Yahoo!, Inc. (a)	422,800	6,722,520

		141,079,334

Computer Technology - 11.8%
Apple, Inc. (a)	608,345	114,673,033
EMC Corp. (a)	1,769,000	29,135,430
Hewlett-Packard Co.	1,402,500	66,562,650

		210,371,113

Production Technology Equipment - 1.5%
KLA-Tencor Corp.	605,000	19,668,550
Lam Research Corp. (a)	196,700	6,632,724

		26,301,274

Semiconductors & Component - 4.3%
Broadcom Corp.-Class A (a)	374,300	9,960,123
Intel Corp.	3,518,600	67,240,446

		77,200,569

		561,602,807

Financial Services - 18.3%
Asset Management & Custodian - 1.7%
Franklin Resources, Inc.	286,693	29,996,688

Banks: Diversified - 0.5%
Banco Santander Brasil-ADS (ADR) (a)	143,800	1,705,468
Bank of America Corp.	468,200	6,826,356

		8,531,824

Diversified Financial Services - 13.1%
The Blackstone Group LP	2,111,200	28,332,304
Credit Suisse Group AG (Sponsored ADR)	383,900	20,461,870
The Goldman Sachs Group, Inc.	529,700	90,139,049
JP Morgan Chase & Co.	2,268,100	94,738,537

		233,671,760

Financial Data & Systems - 0.7%
Visa, Inc.-Class A	163,300	12,371,608

Insurance: Life - 0.7%
Principal Financial Group, Inc.	516,300	12,928,152

Securities Brokerage & Services - 1.6%
CME Group, Inc.-Class A	97,780	29,589,206

		327,089,238

Health Care - 12.4%
Biotechnology - 1.3%
Celgene Corp. (a)	456,050	23,281,353

Health Care Services - 0.8%
Medco Health Solutions, Inc. (a)	253,235	14,211,548

Medical Services - 4.1%
Alcon, Inc.	486,450	69,460,195
Covidien PLC	87,900	3,702,348

		73,162,543

Pharmaceuticals - 6.2%
Gilead Sciences, Inc. (a)	1,468,025	62,464,464
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	808,100	40,792,888
Vertex Pharmaceuticals, Inc. (a)	243,800	8,181,928

		111,439,280

		222,094,724

Energy - 10.9%
Alternative Energy - 1.5%
Petroleo Brasileiro SA (Sponsored ADR)	118,100	5,458,582
Suncor Energy, Inc. (New York)	628,200	20,743,164

		26,201,746

Energy Equipment - 1.0%
Vestas Wind Systems A/S (ADR) (a)	769,800	18,167,280

Oil Well Equipment & Services - 5.6%
Cameron International Corp. (a)	556,550	20,575,654
National Oilwell Varco, Inc. (a)	209,400	8,583,306
Schlumberger Ltd.	1,149,290	71,485,838

		100,644,798

Oil: Crude Producers - 2.4%
Occidental Petroleum Corp.	562,600	42,690,088

Oil: Integrated - 0.4%
Petroleo Brasileiro SA (Sponsored ADR) (Preference Shares)	161,900	6,495,428

		194,199,340

Consumer Discretionary - 10.8%
Auto Parts - 1.2%
Johnson Controls, Inc.	899,300	21,511,256

Diversified Retail - 7.8%
Costco Wholesale Corp.	685,600	38,976,360
Kohl's Corp. (a)	844,450	48,319,429
Target Corp.	826,900	40,046,767
Wal-Mart Stores, Inc.	238,800	11,863,584

		139,206,140

Entertainment - 0.5%
The Walt Disney Co.	321,800	8,807,666

Leisure Time - 0.3%
Carnival Corp.	199,500	5,809,440

Restaurants - 0.3%
Starbucks Corp. (a)	222,500	4,223,050

Specialty Retail - 0.7%
Lowe's Cos, Inc.	638,500	12,495,445

		192,052,997

Producer Durables - 8.7%
Aerospace - 0.3%
Goodrich Corp.	114,100	6,201,335

Air Transport - 0.9%
FedEx Corp.	222,300	16,158,987

Diversified Manufacturing Operations - 4.7%
Danaher Corp.	539,200	36,789,616
Illinois Tool Works, Inc.	1,033,700	47,467,504

		84,257,120

Engineering & Contracting Services - 0.4%
Quanta Services, Inc. (a)	346,400	7,343,680

Machinery & Engineering - 0.7%
Ingersoll-Rand PLC	367,100	11,596,689

Scientific Instruments: Electrical - 1.2%
Cooper Industries Ltd.-Class A	545,500	21,105,395

Transportation Misc - 0.5%
United Parcel Service, Inc.-Class B	150,600	8,084,208

		154,747,414

Materials & Processing - 5.0%
Chemicals: Specialty - 1.6%
Air Products & Chemicals, Inc.	375,850	28,989,311

Copper - 1.5%
Freeport-McMoRan Copper & Gold, Inc. (a)	367,990	26,995,746

Metals & Minerals: Diversified - 0.8%
Rio Tinto PLC (Sponsored ADR)	78,000	13,886,340

Steel - 1.1%
ArcelorMittal (New York)	594,600	20,228,292

		90,099,689

Consumer Staples - 2.3%
Beverage: Brewers & Distillers - 0.5%
Anheuser-Busch InBev NV (ADR) (a)	188,800	8,907,584

Beverage: Soft Drinks - 1.8%
Pepsico, Inc.	522,050	31,610,127

		40,517,711

Total Common Stocks (cost $1,458,895,428)		1,782,403,920

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.11% (b) (cost $6,555,420)	6,555,420	6,555,420

Total Investments - 100.2% (cost $1,465,450,848) ( c )		1,788,959,340
Other assets less liabilities - (0.2)%		(3,114,694)

Net Assets - 100.0%		$1,785,844,646

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $340,740,105 and gross unrealized depreciation of investments was $(17,231,613), resulting in net unrealized appreciation of $323,508,492.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt
LP	-	Limited Partnership

October 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,782,403,920	$—	$—	$1,782,403,920
Short-Term Investments	6,555,420	—	—	6,555,420

Total Investments in Securities	1,788,959,340	—	—	1,788,959,340
Other Financial Instruments*	—	—	—	—

Total	$1,788,959,340	$—	$—	$1,788,959,340

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: December 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: December 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: December 24, 2009